Employees and directors, Sharesave and Employee Stock Purchase Plan 2006 (Details) $ in Thousands	12 Months Ended						18 Months Ended
	Apr. 30, 2017 USD ($) shares		Apr. 30, 2017 GBP (£) shares	Apr. 30, 2016 USD ($) shares		Apr. 30, 2016 GBP (£) shares	Oct. 31, 2018 USD ($) shares Plan	Oct. 31, 2018 GBP (£) shares Plan
Share-Based Plans Outstanding [Abstract]
Exercised (in shares) | shares	(8,607,889)		(8,607,889)	(9,264,743)		(9,264,743)	(18,156,060)	(18,156,060)
Outstanding at ending period (in shares) | shares							800,000	800,000
Share-Based Payment Significant Inputs [Abstract]
Weighted average share price at the grant date (in pounds per share)			£ 11.05					£ 18.35
Expected option life	3		3				1.96	1.96
Number of employee benefit plans | Plan							2	2
Share based compensation charge | $	$ 31,463	[1],[2]		$ 26,254	[1],[2]		$ 64,284
Bottom of Range [Member]
Share-Based Payment Significant Inputs [Abstract]
Expected volatility	25.81%		25.81%				28.00%	28.00%
Expected dividend yield	2.90%		2.90%				3.26%	3.26%
Annual risk-free interest rate	1.71%		1.71%				0.43%	0.43%
Top of Range [Member]
Share-Based Payment Significant Inputs [Abstract]
Expected volatility	26.11%		26.11%				31.00%	31.00%
Expected dividend yield	3.30%		3.30%				5.29%	5.29%
Annual risk-free interest rate	2.08%		2.08%				0.84%	0.84%
October 1, 2018 - December 31, 2018 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares							19,000	19,000
Weighted Average Exercise Price [Abstract]
Date of grant							October 1, 2016	October 1, 2016
Exercise price per share (in pounds per share)								£ 18.756
March 1, 2020 - May 31, 2020 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares							337,000	337,000
Weighted Average Exercise Price [Abstract]
Date of grant							March 1, 2018	March 1, 2018
Exercise price per share (in pounds per share)								£ 12.356
July 1, 2020 - September 30, 2020 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares							444,000	444,000
Weighted Average Exercise Price [Abstract]
Date of grant							July 1, 2018	July 1, 2018
Exercise price per share (in pounds per share)								£ 8.685
Sharesave Plan 2006 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at beginning period (in shares) | shares	544,000		544,000				559,000	559,000
Exercised (in shares) | shares	(90,000)		(90,000)				(294,000)	(294,000)
Forfeited (in shares) | shares	(28,000)		(28,000)				(223,000)	(223,000)
Granted (in shares) | shares	133,000		133,000				454,000	454,000
Outstanding at ending period (in shares) | shares	559,000		559,000	544,000		544,000	496,000	496,000
Exercisable at ending period (in shares) | shares	0		0					47,000
Weighted Average Exercise Price [Abstract]
Outstanding at beginning period (in pounds per share)			£ 8.62					£ 10.39
Exercised (in pounds per share)			6.18					8.29
Forfeited (in pounds per share)			10.01					15.08
Granted (in pounds per share)			14.66					12.93
Outstanding at period end (in pounds per share)			10.39			£ 8.62		11.85
Exercisable at ending period (in pounds per share)			£ 0					£ 11.16
Share-Based Payment Significant Inputs [Abstract]
Employee plans saving period							3 years	3 years
Percentage of grants of option with option price at discount							20.00%	20.00%
Sharesave Plan 2006 [Member] | April 1, 2018 - September 30, 2018 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares							1,000	1,000
Weighted Average Exercise Price [Abstract]
Date of grant							February 10, 2015	February 10, 2015
Exercise price per share (in pounds per share)								£ 8.384
Sharesave Plan 2006 [Member] | October 1, 2018 - March 31, 2019 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares							46,000	46,000
Weighted Average Exercise Price [Abstract]
Date of grant							August 7, 2015	August 7, 2015
Exercise price per share (in pounds per share)								£ 11.120
Sharesave Plan 2006 [Member] | April 1, 2019 - September 30, 2019 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares							40,000	40,000
Weighted Average Exercise Price [Abstract]
Date of grant							February 9, 2016	February 9, 2016
Exercise price per share (in pounds per share)								£ 12.000
Sharesave Plan 2006 [Member] | October 1, 2019 - February 1, 2020 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares							80,000	80,000
Weighted Average Exercise Price [Abstract]
Date of grant							August 12, 2016	August 12, 2016
Exercise price per share (in pounds per share)								£ 14.656
Sharesave Plan 2006 [Member] | April 1, 2021 - September 30, 2021 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares							43,000	43,000
Weighted Average Exercise Price [Abstract]
Date of grant							February 23, 2018	February 23, 2018
Exercise price per share (in pounds per share)								£ 17.200
Sharesave Plan 2006 [Member] | October 1, 2021 - March 31, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares							264,000	264,000
Weighted Average Exercise Price [Abstract]
Date of grant							August 3, 2018	August 3, 2018
Exercise price per share (in pounds per share)								£ 10.230
Sharesave Plan 2006 [Member] | October 1, 2021 - April 1, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares							22,000	22,000
Weighted Average Exercise Price [Abstract]
Date of grant							August 3, 2018	August 3, 2018
Exercise price per share (in pounds per share)								£ 11.590
Employee Stock Purchase Plan 2006 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at beginning period (in shares) | shares	272,000		272,000				124,000	124,000
Exercised (in shares) | shares	(93,000)		(93,000)				(110,000)	(110,000)
Forfeited (in shares) | shares	(142,000)		(142,000)				(32,000)	(32,000)
Granted (in shares) | shares	87,000		87,000				817,000	817,000
Outstanding at ending period (in shares) | shares	124,000		124,000	272,000		272,000	800,000	800,000
Exercisable at ending period (in shares) | shares	0		0					0
Weighted Average Exercise Price [Abstract]
Outstanding at beginning period (in pounds per share)			£ 10.80					£ 15.10
Exercised (in pounds per share)			9.98					15.98
Forfeited (in pounds per share)			12.20					12.36
Granted (in pounds per share)			18.36					10.57
Outstanding at period end (in pounds per share)			15.10			£ 10.80		10.47
Exercisable at ending period (in pounds per share)			0					10.21
Share-Based Payment Significant Inputs [Abstract]
Weighted average share price at the grant date (in pounds per share)			£ 20.56					£ 15.48
Expected volatility	26.95%		26.95%
Expected dividend yield	2.60%		2.60%
Annual risk-free interest rate	0.61%		0.61%
Employee plans saving period							2 years	2 years
Percentage of grants of option with option price at discount							15.00%	15.00%
Employee Stock Purchase Plan 2006 [Member] | Bottom of Range [Member]
Share-Based Payment Significant Inputs [Abstract]
Expected volatility							28.82%	28.82%
Expected dividend yield							3.86%	3.86%
Expected option life	2		2				2	2
Annual risk-free interest rate							1.30%	1.30%
Employee Stock Purchase Plan 2006 [Member] | Top of Range [Member]
Share-Based Payment Significant Inputs [Abstract]
Expected volatility							48.60%	48.60%
Expected dividend yield							7.02%	7.02%
Expected option life	3		3				3	3
Annual risk-free interest rate							1.50%	1.50%
Sharesave Plan and Employee Stock Purchase Plan 2006 [Member]
Share-Based Payment Significant Inputs [Abstract]
Weighted average share price at the grant date (in pounds per share)			£ 5.36					£ 6.28
Share based compensation charge | $	$ 1,100			$ 900			$ 2,900

[1]	The comparatives for the 12 months to April 30, 2017 and 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).